Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Summary of acquired intangible assets
The following table summarizes information relating to the Company's acquired intangible assets at December 31, 2010 and 2009:

	December 31,		Estimated
	2010	2009	Useful Lives

Gross carrying amount of other amortizable intangible assets
Customer relationships	$256,663	$45,229	7 to 18 years
Advertiser relationships	33,294	33,294	4 to 10 years
Other amortizable intangibles	62,215	65,045	3 to 28 years
	352,172	143,568
Accumulated amortization
Customer relationships	(16,677)	(9,036)
Advertiser relationships	(10,174)	(5,692)
Other amortizable intangibles	(33,177)	(31,276)
	(60,028)	(46,004)
Other amortizable intangible assets, net of accumulated amortization	$292,144	$97,564

Indefinite-lived intangible assets
FCC licenses and other intangibles	$10,595	$6,913
Trademarks	56,300	64,100
Other indefinite-lived intangible assets	$66,895	$71,013

Other amortizable intangible assets, net of accumulated amortization	$292,144	$97,564
Indefinite-lived cable television franchises	1,240,228	731,848
Other indefinite-lived intangible assets	66,895	71,013
Goodwill	442,067	275,037

Total intangible assets, net	$2,041,334	$1,175,462

Aggregate amortization expense
Years ended December 31, 2010 and 2009 (excluding impairment charges of $7,800 and $2,000, respectively)	$19,542	$16,869

Estimated amortization expense
Year ending December 31, 2011	$58,213
Year ending December 31, 2012	50,875
Year ending December 31, 2013	43,214
Year ending December 31, 2014	35,954
Year ending December 31, 2015	30,343

Changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 are as follows:

	Tele-communications Services		Other		Total
Gross goodwill as of December 31, 2008	$255,300		$353,418		$608,718
Accumulated impairment losses as of December 31, 2008	-		(334,058	)(a)	(334,058)
	255,300		19,360		274,660
Adjustments to preliminary purchase price allocations	477	(b)	(100)		377
Other acquisitions	-		-		-
Gross goodwill as of December 31, 2009	255,777		353,318		609,095
Accumulated impairment losses as of December 31, 2009	-		(334,058	)(a)	(334,058)
	255,777		19,260		275,037
Preliminary purchase price allocation related to the Bresnan Cable acquisition	167,030		-		167,030
Gross goodwill as of December 31, 2010	422,807		353,318		776,125
Accumulated impairment losses as of December 31, 2010	-		(334,058	)(a)	(334,058)
	$422,807		$19,260		$442,067
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(a)	Relates primarily to the Newsday impairment charge recognized in 2008.
(b)	Adjustment to purchase accounting related to the acquisition of 4Connections LLC which is included in the Optimum Lightpath reporting unit.